Principal accounting policies - Statutory reserves and Segment reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($) segment
Principal accounting policies
Minimum percentage appropriation to statutory surplus fund required	10.00%
Surplus fund threshold for mandatory appropriation requirement (as a percent)	50.00%
Number of reportable segments | segment	2	2	2
Statutory reserves
Principal accounting policies
Amount appropriated to statutory reserves | $	$ 2,814	$ 5,179	$ 5,732
VIEs registered as PRC domestic companies
Principal accounting policies
Minimum percentage appropriation to statutory surplus fund required	10.00%
Surplus fund threshold for mandatory appropriation requirement (as a percent)	50.00%